REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2020	2019
Customer 1	$799,405	$600,171
Customer 2	798,698	504,763
Customer 3	628,940	344,534
Customer 4	419,499	335,755
Customer 5	—	329,804
Total sales to customers exceeding 10.0% of revenues from mining operations	$2,646,542	$2,115,027
Percentage of total revenues from mining operations	84.3%	84.8%

Schedule of total revenues from mining operations

	Year Ended December 31,
	2020	2019
Revenue from contracts with customers	$3,137,795	$2,496,878
Provisional pricing adjustments on concentrate sales	318	(1,986)
Total revenues from mining operations	$3,138,113	$2,494,892

Schedule of revenues from contracts with customers by metal

	Year Ended December 31,
	2020	2019
Revenues from contracts with customers:
Gold	$3,047,019	$2,392,739
Silver	73,904	73,297
Zinc	2,312	18,128
Copper	14,560	12,714
Total revenues from contracts with customers	$3,137,795	$2,496,878